BUSINESS AND BASIS OF PREPARATION - Going Concern and Reverse Recapitalization (Details) $ / shares in Units, $ in Thousands, $ in Thousands		3 Months Ended						6 Months Ended				12 Months Ended
	Feb. 23, 2021 $ / shares shares	Jun. 30, 2022 USD ($) patent $ / shares	Jun. 30, 2022 USN ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USN ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) patent $ / shares	Jun. 30, 2022 USN ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USN ($)	Dec. 31, 2021 USD ($) patent $ / shares	Dec. 31, 2021 USN ($)	Dec. 31, 2020 USD ($) $ / shares
Net cash used in operating activities								$ (5,651)		$ (6,029)				$ (4,082)
Gain (loss) on foreign currency transactions		$ 1,284	$ 1,284		$ (57)	$ 57		1,638	$ 1,638	412	$ 412	$ 808
Effect of exchange rate changes on cash								(590)		(387)				(40)
Adjustment for (Gain)/Loss on foreign currency transactions		(1,284)	$ (1,284)		57	$ (57)		(1,638)	$ (1,638)	(412)	(412)	(808)
Net loss		3,701		$ 2,762	$ 2,401		$ 9,366	6,463		$ 11,767		17,126		23,133
Accumulated deficit		81,535						81,535				75,072		57,946
Cash and cash equivalents		$ 7,757						$ 7,757				$ 12,226		$ 764
Common shares, par value | $ / shares		$ 0.0001						$ 0.0001				$ 0.0001		$ 0.0001
Number of issued patents | patent		120						120				120
As restated
Net cash used in operating activities											(6,029)	$ (9,728)	$ (9,728)
Gain (loss) on foreign currency transactions											(412)		808
Effect of exchange rate changes on cash											(387)	$ (673)	(673)
Adjustment for (Gain)/Loss on foreign currency transactions											412		(808)
Previously Reported [Member]
Net cash used in operating activities											(6,441)		(10,536)
Effect of exchange rate changes on cash											$ 25		$ 135
Securities Exchange Agreement, Smartkem Limited
Purchase price (in dollars per share) | $ / shares	$ 1.40
Common shares, par value | $ / shares	$ 0.0001
Share exchange ratio	0.0676668
Securities Exchange Agreement, Smartkem Limited | Common stock A Shares
Share exchange ratio	0.0111907
Share exchange, number of shares issued or issuable | shares	12,725,000
Shares exchange, number of shares exchanged | shares	1,127,720,477
Management incentive options to purchase | shares	124,497,910
Average share exchange ratio	0.011283825
Effect of reverse capitalization (in shares) | shares	2,500,000